LEASES - Additional information (Details) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023 EUR (€) lease	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€) lease	Dec. 31, 2022 EUR (€)
MATERIAL ACCOUNTING POLICIES
Purchase price	€ 11,400		€ 11,400
Lease term	10 years
Number of times that lease term can be extended by 5 years each time | lease	3		3
Lease payment	€ 100		€ 100
Gain on sale	€ 507
Weighted average IBR (Percentage)	6.03%	6.65%	6.03%
Variable lease payments		€ 0
Additions to right-of-use assets			€ 8,581
Operating lease income		10
Minimum lease payments to be received	€ 115	115	€ 115	€ 115
Sublease income per month		€ 3
Sale and leaseback transaction interest rate	6.58%		6.58%
Sale and leaseback production facility and office building
MATERIAL ACCOUNTING POLICIES
Lease liability	€ 8,895		€ 8,895
Additions to right-of-use assets	€ 7,092